RELATED PARTY TRANSACTIONS - Key management compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Geological consulting fees - expensed	$ 35	$ 6	$ 72
Geological consulting fees - capitalized	178	44	94
Management fees - expensed	749	756	547
Salaries - expensed	128	103	77
Share-based payments	358	186	36
Total	$ 1,448	$ 1,095	$ 826